Consolidated Statements of Changes in Shareholders Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock	Capital Surplus	Treasury Stock	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interests
Beginning Balance at Dec. 31, 2008	$ 8,432	$ 1,156	$ 2,324	$ (482)	$ 4,064	$ 1,094	$ 276
Purchase of equity from noncontrolling interest	(92)		119				(211)
Business combination	1,411						1,411
Stock-based compensation expense	38		38	105	(105)
Comprehensive income (loss):
Net income (loss)	(1,401)				(1,131)		(270)
Unrealized gains on securities, net of tax	10					10
Unrealized gains on derivatives, net of tax	(4)					(5)	1
Other components of other comprehensive income, net of tax	79					65	14
Other comprehensive income (loss), net of tax	85					70	15
Comprehensive income (loss)	(1,316)
Dividends to noncontrolling interest	(5)						(5)
Dividends,$0.12, $0.28 and 0.40 per share for the years, 2009, 2010 and 2011 respectively	(110)				(105)
Ending Balance at Dec. 31, 2009	8,363	1,156	2,481	(377)	2,723	1,164	1,216
Stock-based compensation expense	34		34	73	(73)
Equity investment divestiture	8				8
Comprehensive income (loss):
Net income (loss)	542				830		(288)
Unrealized gains on securities, net of tax	28					28
Unrealized gains on derivatives, net of tax	57					55	2
Other components of other comprehensive income, net of tax	(281)					(268)	(13)
Other comprehensive income (loss), net of tax	(196)					(185)	(11)
Comprehensive income (loss)	346
Dividends to noncontrolling interest	(7)						(7)
Dividends,$0.12, $0.28 and 0.40 per share for the years, 2009, 2010 and 2011 respectively	(247)				(247)
Ending Balance at Dec. 31, 2010	8,497	1,156	2,515	(304)	3,241	979	910
Business combination	9						9
Stock-based compensation expense	29		29	33	(33)
Comprehensive income (loss):
Net income (loss)	155				650		(495)
Unrealized gains on securities, net of tax	(32)					(32)
Unrealized gains on derivatives, net of tax	(126)					(116)	(10)
Other components of other comprehensive income, net of tax	(177)					(161)	(16)
Other comprehensive income (loss), net of tax	(335)					(309)	(26)
Comprehensive income (loss)	(180)
Dividends to noncontrolling interest	(5)						(5)
Dividends,$0.12, $0.28 and 0.40 per share for the years, 2009, 2010 and 2011 respectively	(354)				40
Ending Balance at Dec. 31, 2011	$ 7,996	$ 1,156	$ 2,544	$ (271)	$ 3,504	$ 670	$ 393